Disclosures about oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves

the United States. A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2011 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2009	51,283	372,366	113,344
Purchase of minerals in place	595	336	651
Sales of minerals in place	(33)	(18)	(36)
Extensions and discoveries	6,671	49,446	14,912
Revisions (2)	32,328	(87,990)	17,663
Improved recoveries	2,499	2,874	2,978
Production	(3,874)	(22,584)	(7,638)

Balance at December 31, 2009	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260

Proved developed reserves:
January 1, 2009	40,382	263,331	84,271

December 31, 2009	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

Proved undeveloped reserves:
January 1, 2009	10,901	109,035	29,073

December 31, 2009	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

(1)	Includes natural gas liquids.
(2)	The upward revision in our oil reserves during 2009 was primarily due to an increase in price from $44.60 as of December 31, 2008 to $61.18 as of December 31, 2009. The downward revision in our natural gas reserves during 2009 was primarily due to a decrease in price from $5.62 as of December 31, 2008 to $3.87 as of December 31, 2009.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Future cash flows	$10,737,829	$8,614,519	$6,376,198
Future production costs	(4,061,713)	(3,448,904)	(2,561,177)
Future development and abandonment costs	(1,202,438)	(1,054,771)	(734,611)
Future income tax provisions	(1,653,666)	(1,211,143)	(792,160)

Net future cash flows	3,820,012	2,899,701	2,288,250
Less effect of 10% discount factor	(2,222,100)	(1,663,675)	(1,316,886)

Standardized measure of discounted future net cash flows	$1,597,912	$1,236,026	$971,364

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Beginning of year	$1,236,026	$971,364	$755,013
Sale of oil and natural gas produced, net of production costs	(374,300)	(275,939)	(177,891)
Net changes in prices and production costs	538,466	512,006	369,851
Extensions and discoveries	224,027	166,330	126,235
Improved recoveries	17,969	69,181	25,212
Changes in future development costs	(238,881)	(236,031)	(253,459)
Development costs incurred during the period that reduced future development costs	166,161	84,327	62,960
Revisions of previous quantity estimates	77,588	(66,781)	149,494
Purchases and sales of reserves in place, net	(40,662)	63,205	4,956
Accretion of discount	169,679	124,480	88,440
Net change in income taxes	(177,142)	(181,858)	(174,544)
Changes in production rates and other	(1,019)	5,742	(4,903)

End of year	$1,597,912	$1,236,026	$971,364

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	$1,597,912	$1,597,912	$1,597,912
	2011	2010	2009
Oil (per Bbl)	$96.19	$79.43	$61.18
Natural gas (per Mcf)	$4.11	$4.38	$3.87